Common shares (Details) - USD ($) $ / shares in Units, $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Common shares, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares issued (in shares)	100,384,435	100,384,435
Common stock, value	$ 10	$ 10